Vessels (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	$ 165,944	$ 31,555	$ 53,224
Gain (Loss) on Disposition of Property Plant Equipment	81,198	(440)	(5,817)
(Gain) Loss on sale of vessels	(81,198)	440	5,817
Carrying amount	2,600,021	2,580,575
Impairment charges	$ 26,367	$ 0	86,368
Eurochampion 2004 [member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	February 14, 2023
Euronike [member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	February 21, 2023
Njord Df [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	September 21, 2023
Ran DF [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date	October 26, 2023
Njord DF and Ran DF [member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions	$ 155,677
Liquefied Natural Gas Carrier Tenergy [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		January 12, 2022
DP2 Shuttle Tankers [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		July 6, 2022
VLCC Dias I [Member]
Property, Plant and Equipment [Line Items]
Vessel delivery date		October 10, 2022
Tenergy, Porto and Dias I [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Additions		$ 384,574
Afrodite, Artemis, Ariadne, Aris, Ajax, Apollon, Arion and Amphitrite [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment	165,944
Gain (Loss) on Disposition of Property Plant Equipment	81,198
(Gain) Loss on sale of vessels	(81,198)
Proteas and Inca [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment		31,555
Gain (Loss) on Disposition of Property Plant Equipment		(440)
(Gain) Loss on sale of vessels		$ 440
Maya Vessel [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Sale of Property, Plant, and Equipment			9,336
Gain (Loss) on Disposition of Property Plant Equipment			4,121
(Gain) Loss on sale of vessels			(4,121)
Neo Energy [Member]
Property, Plant and Equipment [Line Items]
Carrying amount	114,367
Write down	88,000
Impairment charges	$ 26,367
Aris, Ajax, Afrodite, Apollon, Artemis, Ariadne and Proteas [Member]
Property, Plant and Equipment [Line Items]
Impairment charges			$ 86,368